Summary of Principal Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011 property	Dec. 31, 2010 property	Dec. 31, 2009
Customer deposits
Customer deposits secured by right to purchase units of property in a development project at a prescribed price	$ 11,109,490	$ 14,344,620
Number of units of property having purchase right at a prescribed price	49	81
Accounts receivable
Allowance for doubtful accounts	14,164,988	18,296,842
Unbilled accounts receivable	182,878,383	138,013,483
Billed accounts receivable	61,202,482	36,101,078
Total	244,080,865	174,114,561
Properties held for sale
Impairment of properties held for sale			$ 712,647
Minimum
Investment in affiliates
Ownership interest to represent significant influence (as a percent)	20.00%